Derivatives and Hedging Activity	12 Months Ended
Dec. 31, 2010
Derivatives and Hedging Activity [Abstract]
DERIVATIVES AND HEDGING ACTIVITY
13. DERIVATIVES AND HEDGING ACTIVITY
Risk Management Objective of Using Derivatives
The Company is exposed to certain risk arising from both its business operations and economic conditions. The Company principally manages its exposures to a wide variety of business and operational risks through management of its core business activities. The Company manages economic risks, including interest rate, liquidity, and credit risk primarily by managing the amount, sources, and duration of its debt funding and the use of derivative financial instruments. Specifically, the Company may enter into derivative financial instruments to manage exposures that arise from business activities that result in the receipt or payment of future known and uncertain cash amounts, the value of which are determined by interest rates. The Company’s derivative financial instruments are used to manage differences in the amount, timing, and duration of the Company’s known or expected cash receipts and its known or expected cash payments principally related to the Company’s investments and borrowings.
Cash Flow Hedges of Interest Rate Risk
The Company’s objectives in using interest rate derivatives are to add stability to interest expense and to manage its exposure to interest rate movements. To accomplish this objective, the Company primarily uses interest rate swaps and caps as part of its interest rate risk management strategy. Interest rate swaps designated as cash flow hedges involve the receipt of variable-rate amounts from a counterparty in exchange for the Company making fixed-rate payments over the life of the agreements without exchange of the underlying notional amount. Interest rate caps designated as cash flow hedges involve the receipt of variable-rate amounts from a counterparty if interest rates rise above the strike rate on the contract in exchange for an up front premium.
The effective portion of changes in the fair value of derivatives designated and that qualify as cash flow hedges is recorded in “Accumulated Other Comprehensive Income/(Loss)” and is subsequently reclassified into earnings in the period that the hedged forecasted transaction affects earnings. During the years ended December 31, 2010 and 2009, such derivatives were used to hedge the variable cash flows associated with existing variable-rate debt. The ineffective portion of the change in fair value of the derivatives is recognized directly in earnings. During the years ended December 31, 2010 and 2009, the Company recorded less than a $1,000 loss of ineffectiveness in earnings attributable to reset date and index mismatches between the derivative and the hedged item, and the fair value of interest rate swaps that were not zero at inception of the hedging relationship.
Amounts reported in “Accumulated Other Comprehensive Income/(Loss)” related to derivatives will be reclassified to interest expense as interest payments are made on the Company’s variable-rate debt. Through December 31, 2011, the Company estimates that an additional $6.7 million will be reclassified as an increase to interest expense.
As of December 31, 2010, the Company had the following outstanding interest rate derivatives that were designated as cash flow hedges of interest rate risk (dollar amounts in thousands):

	Number of
Interest Rate Derivative	Instruments	Notional
Interest rate swaps	15	$455,287

Interest rate caps	3	$137,004
Derivatives not designated as hedges are not speculative and are used to manage the Company’s exposure to interest rate movements and other identified risks but do not meet the strict hedge accounting requirements of FASB ASC 815, Derivatives and Hedging (formerly SFAS 133, “Accounting for Derivative Instruments and Hedging Activities”) (“Topic 815”). Changes in the fair value of derivatives not designated in hedging relationships are recorded directly in earnings and resulted in a loss of $991,000 for the year ended December 31, 2010, and a gain of $593,000 for the year ended December 31, 2009. As of December 31, 2010, the Company had the following outstanding derivatives that were not designated as hedges in qualifying hedging relationships (dollar amounts in thousands):

	Number of
Product	Instruments	Notional
Interest rate caps	5	$309,984
Tabular Disclosure of Fair Values of Derivative Instruments on the Balance Sheet
The table below presents the fair value of the Company’s derivative financial instruments as well as their classification on the Consolidated Balance Sheets as of December 31, 2010.

	Asset Derivatives			Liability Derivatives
		Fair Value at:			Fair Value at:
	Balance	December 31,	December 31,	Balance	December 31,	December 31,
	Sheet Location	2010	2009	Sheet Location	2010	2009

Derivatives designated as hedging instruments:

Interest Rate Products	Other Assets	$243	$1,348	Other Liabilities	$6,597	$5,282

Total		$243	$1,348		$6,597	$5,282

Derivatives not designated as hedging instruments:

Interest Rate Products	Other Assets	$271	$946	Other Liabilities	$—	$665

Total		$271	$946		$—	$665

Tabular Disclosure of the Effect of Derivative Instruments on the Consolidated Statements of Operations
The tables below present the effect of the Company’s derivative financial instruments on the Consolidated Statements of Operations for the years ended December 31, 2010 and 2009 (dollar amounts in thousands):

						Location of Loss
						Recognized in Income
			Location of Loss			on Derivative
Derivatives in Topic			Reclassified from			(Ineffective Portion	Amount of Gain or (Loss) Recognized in
815 Cash Flow			Accumulated OCI	Amount of Gain or (Loss) Reclassified		and Amount Excluded	Income on Derivative (Ineffective
Hedging	Amount of Gain or (Loss) Recognized in		into Income (Effective	from Accumulated OCI into Income		from Effectiveness	Portion and Amount Excluded from
Relationships	OCI on Derivative (Effective Portion)		Portion)	(Effective Portion)		Testing)	Effectiveness Testing)
	December 31,	December 31,		December 31,	December 31,		December 31,	December 31,
	2010	2009		2010	2009		2010	2009

Interest Rate Products	$(9,273)	$(3,949)	Interest expense	$(6,777)	$(12,082)	Other expense	$(1)	$—

Total	$(9,273)	$(3,949)		$(6,777)	$(12,082)		$(1)	$—

Derivatives Not Designated as	Location of Gain or (Loss)
Hedging Instruments Under	Recognized in Income on	Amount of Gain Recognized in Income on
Topic 815	Derivative	Derivative
		December 31,	December 31,
		2010	2009

Interest Rate Products	Other income / (expense)	$(991)	$593

Total		$(991)	$593

Credit-risk-related Contingent Features
The Company has agreements with some of its derivative counterparties that contain a provision where (1) if the Company defaults on any of its indebtedness, including default where repayment of the indebtedness has not been accelerated by the lender, then the Company could also be declared in default on its derivative obligations; or (2) the Company could be declared in default on its derivative obligations if repayment of the underlying indebtedness is accelerated by the lender due to the Company’s default on the indebtedness.
Certain of the Company’s agreements with its derivative counterparties contain provisions where if there is a change in the Company’s financial condition that materially changes the Company’s creditworthiness in an adverse manner, the Company may be required to fully collateralize its obligations under the derivative instrument.
The Company also has an agreement with a derivative counterparty that incorporates the loan and financial covenant provisions of the Company’s indebtedness with a lender affiliate of the derivative counterparty. Failure to comply with these covenant provisions would result in the Company being in default on any derivative instrument obligations covered by the agreement.
As of December 31, 2010, the fair value of derivatives in a net liability position, which includes accrued interest but excludes any adjustment for nonperformance risk, related to these agreements was $7.1 million. As of December 31, 2010, the Company has not posted any collateral related to these agreements. If the Company had breached any of these provisions at December 31, 2010, it would have been required to settle its obligations under the agreements at their termination value of $7.1 million.